CONCENTRATIONS OF RISK (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Share based compensation	$ 368,053	$ 500,000
Cash and cash equivalents	544,294		$ 739,423	$ 1,802,469
Credit Risk [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Cash and cash equivalents	500,000		700,000
Cash subject to credit risk	$ 400,000		$ 500,000